Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2013
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	May 01, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	SDSCX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	DBMAX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	DBMCX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	DBMYX